Employee benefits - Pension and other post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2023
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Analysis of Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at

	October 31, 2023		October 31, 2022

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$13,704	$–	$14,310	$–
Present value of defined benefit obligation	11,142	1,348	11,271	1,387
Net surplus (deficit)	$2,562	$(1,348)	$3,039	$(1,387)
International
Fair value of plan assets	$664	$–	$716	$–
Present value of defined benefit obligation	585	69	622	75
Net surplus (deficit)	$79	$(69)	$94	$(75)
Total
Fair value of plan assets	$14,368	$–	$15,026	$–
Present value of defined benefit obligation	11,727	1,417	11,893	1,462
Total net surplus (deficit)	$2,641	$(1,417)	$3,133	$(1,462)
Effect of asset ceiling	(9)	–	(8)	–
Total net surplus (deficit), net of effect of asset ceiling	$2,632	$(1,417)	$3,125	$(1,462)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$2,826	$–	$3,331	$–
Employee benefit liabilities	(194)	(1,417)	(206)	(1,462)
Total net surplus (deficit), net of effect of asset ceiling	$2,632	$(1,417)	$3,125	$(1,462)

Analysis of Movement in Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended

	October 31, 2023		October 31, 2022

(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Fair value of plan assets at beginning of period	$15,026	$–	$17,703	$–
Interest income	786	–	580	–
Remeasurements
Return on plan assets (excluding interest income)	(895)	–	(2,931)	–
Change in foreign currency exchange rate	55	–	(62)	–
Contributions – Employer	23	80	177	79
Contributions – Plan participant	44	22	45	20
Payments	(645)	(102)	(610)	(99)
Payments – amount paid in respect of settlements	–	–	3	–
Business combinations/Disposals	(17)	–	135	–
Other	(9)	–	(14)	–
Fair value of plan assets at end of period	$14,368	$–	$15,026	$–
Benefit obligation at beginning of period	$11,893	$1,462	$15,315	$1,780
Current service costs	195	33	308	42
Past service costs	–	(2)	(1)	2
Gains and losses on settlements	–	–	(3)	–
Interest expense	624	77	496	63
Remeasurements
Actuarial losses (gains) from demographic assumptions	(2)	(24)	(2)	(1)
Actuarial losses (gains) from financial assumptions	(480)	(46)	(3,797)	(341)
Actuarial losses (gains) from experience adjustments	70	(1)	83	(9)
Change in foreign currency exchange rate	45	1	(47)	6
Contributions – Plan participant	44	22	45	20
Payments	(645)	(102)	(610)	(99)
Payments – amount paid in respect of settlements	–	–	3	–
Business combinations/Disposals	(17)	(3)	103	(1)
Benefit obligation at end of period	$11,727	$1,417	$11,893	$1,462
Unfunded obligation	$18	$1,417	$23	$1,462
Wholly or partly funded obligation	11,709	–	11,870	–
Total benefit obligation	$11,727	$1,417	$11,893	$1,462

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2023 were $300 million and $106 million, respectively (October 31, 2022 – $323 million and $117 million, respectively).

Summary of Composition of Pension and Other Post-Employment Benefit Expense
The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2023	October 31 2022	October 31 2023	October 31 2022
Current service costs	$195	$308	$33	$42
Past service costs	–	(1)	(2)	2
Gains and losses on settlements	–	(3)	–	–
Net interest expense (income)	(162)	(84)	77	63
Remeasurements of other long term benefits	–	–	(1)	(26)
Administrative expense	9	14	–	–
Defined benefit pension expense	$42	$234	$107	$81
Defined contribution pension expense	323	250	–	–
	$365	$484	$107	$81

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
Pension and other post-employment benefit remeasurements
The following table presents the composition of our remeasurements recorded in OCI related to
our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2023	October 31 2022	October 31 2023	October 31 2022
Actuarial (gains) losses:
Changes in demographic assumptions	$(2)	$(2)	$(27)	$(1)
Changes in financial assumptions	(480)	(3,797)	(45)	(319)
Experience adjustments	70	83	2	(5)
Return on plan assets (excluding interest based on discount rate)	895	2,931	–	–
Change in asset ceiling (excluding interest income)	1	2	–	–
	$484	$(783)	$(70)	$(325)

Asset Allocation of Defined Benefit Pension Plans
Asset allocation of defined benefit pension plans
(1), (2)

	As at
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (3)	Fair value	Percentage of total plan assets	Quoted in active market (3)
Equity securities
Domestic	$723	5%	100%	$1,469	10%	100%
Foreign	1,726	12	100	2,799	19	100
Debt securities
Domestic government bonds (4)	4,343	30	–	3,489	23	–
Foreign government bonds	128	1	–	114	1	–
Corporate and other bonds	3,296	23	–	3,171	21	–
Alternative investments and other	4,152	29	6	3,984	26	8

	$14,368	100%	19%	$15,026	100%	30%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	Represents the total plan assets held in our Canadian and International pension plans.
(3)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 22% of our total plan assets would be classified as quoted in an active market (October 31, 2022 – 34%).
(4)	Amounts are net of securities sold under repurchase agreements.

Maturity Profile of Defined Benefit Pension Plan Obligation
Maturity profile
The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2023
	Canada	International	Total
Number of plan participants	65,890	5,963	71,853
Actual benefit payments 2023	$604	$41	$645
Benefits expected to be paid 2024	670	44	714
Benefits expected to be paid 2025	694	40	734
Benefits expected to be paid 2026	717	42	759
Benefits expected to be paid 2027	738	42	780
Benefits expected to be paid 2028	757	42	799
Benefits expected to be paid 2029-2033	4,013	226	4,239
Weighted average duration of defined benefit payments	12.2 years	15.1 years	12.3 years

Pension and Other Post-Employment Benefits -Weighted Average Assumptions to Determine Benefit Obligation
Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans

	October 31 2023	October 31 2022	October 31 2023	October 31 2022
Discount rate	5.7%	5.4%	5.8%	5.5%
Rate of increase in future compensation	3.0%	3.0%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.4%	3.5%
– Dental	n.a.	n.a.	3.1%	3.1%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a.	not applicable

Mortality Assumptions to Determine Defined Benefit Pension Plan Obligation	The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2023				October 31, 2022
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45

(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.9	24.3	24.8	25.2	23.9	24.2	24.8	25.1
United Kingdom	23.5	25.4	24.7	26.8	23.4	25.4	24.7	26.8

Sensitivity Analysis of Key Assumptions	The following table presents the sensitivity analysis of key assumptions for 2023.

	Increase (decrease) in obligation

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 100 bps increase in discount rate	$(1,228)	$(149)
Impact of 100 bps decrease in discount rate	1,536	184
Rate of increase in future compensation
Impact of 50 bps increase in rate of increase in future compensation	23	–
Impact of 50 bps decrease in rate of increase in future compensation	(25)	–
Mortality rate
Impact of an increase in longevity by one additional year	289	18
Healthcare cost trend rate
Impact of 100 bps increase in healthcare cost trend rate	n.a.	50
Impact of 100 bps decrease in healthcare cost trend rate	n.a.	(42)

n.a. not	applicable